Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Voyage revenues	$ 137,746	$ 137,165	$ 130,901
EXPENSES:
Voyage expenses	(939)	(1,275)	(1,078)
Voyage expenses-related party	(1,718)	(1,719)	(1,631)
Vessel operating expenses	(29,640)	(28,830)	(28,351)
Dry-docking and special survey costs	0	0	0
General and administrative expenses	(2,347)	(1,795)	(1,985)
General and administrative expenses- related party	(758)	(733)	(723)
Management fees-related party	(6,023)	(6,752)	(6,537)
Depreciation	(31,710)	(31,797)	(30,680)
Operating income	64,611	64,264	59,916
OTHER INCOME/(EXPENSES):
Interest and finance costs	(21,420)	(27,058)	(58,591)
Interest income	0	221	2,331
Gain/ (Loss) on derivative financial instrument	10,104	(3,148)	0
Other, net	(35)	(227)	(43)
Total other expenses, net	(11,351)	(30,212)	(56,303)
Partnership’s Net Income	53,260	34,052	3,613
Common unitholders’ interest in Net Income	41,656	22,466	(7,942)
Subordinated unitholders’ interest in Net Income	0	0	0
General Partner’s interest in Net Income	$ 41	$ 23	$ (8)
(Loss)/Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 1.14	$ 0.63	$ (0.22)
Weighted average number of units outstanding, basic and diluted:
Common units	36,504,120	35,546,823	35,490,000
Series A Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 6,750	$ 6,750	$ 6,750
Series B Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 4,813	$ 4,813	$ 4,813